PORTFOLIO OF INVESTMENTS – as of September 30, 2020 (Unaudited)

Natixis Vaughan Nelson Select ETF

Shares	Description	Value (†)
Common Stocks – 98.0% of Net Assets
	Capital Markets – 3.3%
2,511	Morgan Stanley	$121,407
2,168	Virtu Financial, Inc., Class A	49,885

		171,292

	Chemicals – 7.3%
2,855	Nutrien Ltd.	112,002
380	Sherwin-Williams Co. (The)	264,761

		376,763

	Communications Equipment – 3.0%
987	Motorola Solutions, Inc.	154,771

	Distributors – 2.2%
4,126	LKQ Corp.(a)	114,414

	Diversified Telecommunication Services – 1.6%
1,330	Cogent Communications Holdings, Inc.	79,866

	Entertainment – 5.2%
2,063	Electronic Arts, Inc.(a)	269,036

	Food Products – 2.2%
1,749	Lamb Weston Holdings, Inc.	115,906

	Health Care Equipment & Supplies – 2.7%
583	Masimo Corp.(a)	137,623

	Health Care Providers & Services – 6.8%
852	HCA Healthcare, Inc.	106,227
783	UnitedHealth Group, Inc.	244,116

		350,343

	Industrial Conglomerates – 1.4%
187	Roper Technologies, Inc.	73,886

	Insurance – 3.1%
771	Aon PLC, Class A	159,057

	Interactive Media & Services – 5.9%
1,154	Facebook, Inc., Class A(a)	302,233

	Internet & Direct Marketing Retail – 5.7%
93	Amazon.com, Inc.(a)	292,832

	IT Services – 9.1%
466	Accenture PLC, Class A	105,311
957	Broadridge Financial Solutions, Inc.	126,324
697	MasterCard, Inc., Class A	235,705

		467,340

Shares	Description	Value (†)
Common Stocks – continued
	Life Sciences Tools & Services – 3.3%
386	Thermo Fisher Scientific, Inc.	$170,427

	Metals & Mining – 3.3%
3,483	Wheaton Precious Metals Corp.	170,911

	Oil, Gas & Consumable Fuels – 3.0%
1,659	Chevron Corp.	119,448
37,924	Kosmos Energy Ltd.	36,999

		156,447

	Road & Rail – 7.2%
2,481	Knight-Swift Transportation Holdings, Inc.	100,977
1,360	Union Pacific Corp.	267,743

		368,720

	Semiconductors & Semiconductor Equipment – 10.9%
1,525	Entegris, Inc.	113,369
8,909	ON Semiconductor Corp.(a)	193,236
1,794	Texas Instruments, Inc.	256,165

		562,770

	Software – 6.1%
1,495	Microsoft Corp.	314,443

	Specialty Retail – 4.7%
879	Home Depot, Inc. (The)	244,107

	Total Common Stocks (Identified Cost $5,110,304)	5,053,187

Principal Amount
Short-Term Investments – 1.9%
$98,450	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2020 at 0.000% to be repurchased at $98,450 on 10/01/2020 collateralized by $95,500 U.S. Treasury Notes, 1.375% due 1/31/2025 valued at $100,489 including accrued interest(b) (Identified Cost $98,450)	98,450

	Total Investments – 99.9% (Identified Cost $5,208,754)	5,151,637
	Other assets less liabilities – 0.1%	5,926

	Net Assets – 100.0%	$5,157,563

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadvisers and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadvisers pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadvisers pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2020, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$5,053,187	$—	$—	$5,053,187
Short-Term Investments	—	98,450	—	98,450

Total	$5,053,187	$98,450	$—	$5,151,637

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at September 30, 2020 (Unaudited)

Semiconductors & Semiconductor Equipment	10.9%
IT Services	9.1
Chemicals	7.3
Road & Rail	7.2
Health Care Providers & Services	6.8
Software	6.1
Interactive Media & Services	5.9
Internet & Direct Marketing Retail	5.7
Entertainment	5.2
Specialty Retail	4.7
Capital Markets	3.3
Metals & Mining	3.3
Life Sciences Tools & Services	3.3
Insurance	3.1
Oil, Gas & Consumable Fuels	3.0
Communications Equipment	3.0
Health Care Equipment & Supplies	2.7
Food Products	2.2
Distributors	2.2
Other Investments, less than 2% each	3.0
Short-Term Investments	1.9

Total Investments	99.9
Other assets less liabilities	0.1

Net Assets	100.0%